UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-04700

The Gabelli Equity Trust Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Trust Inc.

Third Quarter Report — September 30, 2014

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2014, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was (5.3)%, compared with total returns of 1.1% and 1.9% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was (11.0)%. The Fund’s NAV per share was $6.78 prior to adjustment for the recent rights offering, while the price of the publicly traded shares closed at $6.38 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2014.

Comparative Results

Average Annual Returns through September 30, 2014 (a) (Unaudited)

	Quarter	1 Year	5 Year	10 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	(5.27)%	11.26%	18.02%	10.78%	10.32%	9.74%	11.12%
Investment Total Return (c)	(10.95)	6.82	16.47	9.47	9.88	9.54	10.65
S&P 500 Index	1.13	19.73	15.70	8.11	9.59	9.50	10.08	(d)
Dow Jones Industrial Average	1.86	15.20	14.78	8.14	10.23	10.35	10.98	(d)
Nasdaq Composite Index	2.24	20.62	17.59	10.27	9.25	9.42	9.53	(d)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings completed, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended September 30, 2014 (Unaudited)

	Shares	Ownership at September 30, 2014
NET PURCHASES
Common Stocks
Ajinomoto Co. Inc.	1,000	1,000
Alere Inc.	3,000	13,000
Amgen Inc.	1,300	34,000
Belmond Ltd., Cl. A(a)	45,000	45,000
Blyth Inc.	7,800	120,000
British Sky Broadcasting Group plc	20,000	20,000
Brown-Forman Corp., Cl. A	400	52,900
Chr Hansen Holding A/S	13,000	15,000
ConAgra Foods Inc.	20,000	100,000
Discovery Communications Inc., Cl. C(b)	161,700	244,800
Energizer Holdings Inc.	10,500	106,000
International Flavors & Fragrances Inc.	3,000	72,000
Layne Christensen Co.	2,000	25,000
Liberty Media Corp., Cl. C(c)	174,000	174,000
Liberty TripAdvisor Holdings Inc., Cl. A(d)	22,000	22,000
Maple Leaf Foods Inc.	40,000	40,000
Nobel Biocare Holding AG	39,000	50,000
Penske Automotive Group Inc.	4,000	15,000
Post Holdings Inc.	4,800	47,100
SGL Carbon SE	1,000	3,000
TimkenSteel Corp.(e)	38,500	38,500
Toray Industries Inc.	10,000	25,000
Vale SA, ADR	2,000	14,000
Vectrus Inc.(f)	12,533	12,533
Rights
SGL Carbon SE, expire 10/13/14(g)	3,000	3,000

NET SALES
Common Stocks
Actavis plc	(600)	12,600
Acuity Brands Inc.	(500)	2,500
Biogen Idec Inc.	(4,000)	20,700
Burger King Worldwide Inc.	(41,700)	—
Cablevision Systems Corp., Cl. A	(5,000)	1,120,000
Cisco Systems Inc.	(24,000)	30,000
CMS Energy Corp.	(4,100)	18,000
ConocoPhillips	(2,000)	200,200
Corning Inc.	(5,000)	457,100
Covidien plc	(5,600)	41,600
Crane Co.	(4,000)	194,200
Crocs Inc.	(5,000)	15,000
Danone SA	(8,975)	201,500
Dean Foods Co.	(20,000)	5,000
Deere & Co.	(2,000)	318,000
DIRECTV	(5,000)	369,200

	Shares	Ownership at September 30, 2014
Electronic Arts Inc.	(1,000)	15,000
Express Scripts Holding Co.	(5,000)	20,000
Ferro Corp.	(5,000)	420,000
Flowserve Corp.	(1,500)	273,100
Grupo Televisa SAB, ADR	(5,000)	607,000
Hanesbrands Inc.	(200)	44,000
Honeywell International Inc.	(1,000)	358,000
IAC/InterActiveCorp	(2,000)	43,000
IDEX Corp.	(1,000)	268,000
Il Sole 24 Ore SpA	(20,000)	80,000
Ingredion Inc.	(1,000)	16,000
International Game Technology	(15,000)	75,000
Kinder Morgan Inc.	(45,000)	5,600
Ladbrokes plc	(11,200)	979,400
Liberty Global plc, Cl. C	(900)	237,700
Liberty Ventures, Cl. A	(3,902)	27,000
MasterCard Inc., Cl. A	(15,000)	327,000
Mattel Inc.	(2,000)	5,000
MGM China Holdings Ltd.	(5,000)	80,000
Modine Manufacturing Co.	(2,000)	196,000
Orient-Express Hotels Ltd., Cl. A(a)	(45,000)	—
Rayonier Advanced Materials Inc.	(1)	9,666
Rollins Inc.	(4,000)	1,206,000
Rolls-Royce Holdings plc, Cl. C(h)	(160,800,000)	—
Skyline Corp.	(1,500)	51,500
Spirit AeroSystems Holdings Inc., Cl. A	(2,000)	—
Starz, Cl. A	(4,600)	78,700
Telecom Italia SpA	(10,000)	590,000
Texas Instruments Inc.	(5,000)	245,000
The ADT Corp.	(10,000)	182,000
The Central Europe, Russia, and Turkey Fund Inc.(i)	(7,075)	89,411
The Coca-Cola Co.	(5,000)	117,600
The Greenbrier Companies Inc.	(5,000)	10,000
The Hain Celestial Group Inc.	(1,000)	16,000
The Hillshire Brands Co.(j)	(330,000)	—
The Timken Co.	(4,000)	81,000
Time Inc.	(7,000)	11,850
Time Warner Cable Inc.	(1,000)	77,000
Tootsie Roll Industries Inc.	(2,609)	133,660
TripAdvisor Inc.	(1,200)	6,800
Turquoise Hill Resources Ltd.	(5,800)	140,000
Universal Entertainment Corp.	(5,000)	70,000
Verizon Communications Inc.	(4,000)	135,630
Viacom Inc., Cl. A	(500)	289,000
Waste Management Inc.	(5,000)	157,400
Watts Water Technologies Inc., Cl. A	(4,000)	128,000

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended September 30, 2014 (Unaudited)

(a)	Name and identifier changed from Orient-Express Hotels Ltd., Cl. A (G67743107) to Belmond Ltd., Cl. A (G1154H107).
(b)

Stock Split and Spin-off - 1 share of Discovery Communications Inc., Cl. C for every 1 share held plus 1 share of Discovery Communications Inc., Cl. C for every 1 share of Discovery Communications Inc., Cl. A held.

(c)	Spin-off - 2 shares of Liberty Media Corp., Cl. C for every 1 share of Liberty Media Corp., Cl. A held. 4,000 shares were sold after the spin-off.
(d)	Spin-off - 1 share of Liberty TripAdvisor Holdings, Inc., Cl. A for every 1 share of Liberty Ventures, Cl. A held. 8,902 shares were sold after the spin-off.
(e)	Spin-off - 0.5 shares of TimkenSteel Corp. for every 1 share of The Timken Co. held.
(f)	Spin-off - 1 share of Vectrus Inc. for every 18 shares of Excelis Inc. held.
(g)	Rights Issuance - 1 share of SGL Carbon SE, expire 10/13/14 for every 1 share of SGL Carbon SE held.
(h)	Tender Offer - £0.001 cash for every 1 share held.
(i)	Tender Offer - 7,075 shares were tendered at $29.88 cash per share.
(j)	Tender Offer - $63 cash for every 1 share held.

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.8%
	Food and Beverage — 10.4%
1,000	Ajinomoto Co. Inc.	$16,640
52,900	Brown-Forman Corp., Cl. A	4,718,151
18,675	Brown-Forman Corp., Cl. B	1,684,859
63,800	Campbell Soup Co.	2,726,174
15,000	Chr Hansen Holding A/S	579,786
15,000	Coca-Cola Enterprises Inc.	665,400
100,000	ConAgra Foods Inc.	3,304,000
30,600	Constellation Brands Inc., Cl. A†	2,667,096
18,000	Crimson Wine Group Ltd.†	165,060
201,500	Danone SA	13,488,816
652,800	Davide Campari-Milano SpA	4,712,152
5,000	Dean Foods Co.	66,250
192,500	Diageo plc, ADR	22,214,500
89,800	Dr Pepper Snapple Group Inc.	5,775,038
80,000	Flowers Foods Inc.	1,468,800
76,200	Fomento Economico Mexicano SAB de CV, ADR	7,014,210
53,000	General Mills Inc.	2,673,850
1,848,400	Grupo Bimbo SAB de CV, Cl. A	5,359,197
40,700	Heineken NV	3,045,316
16,000	Ingredion Inc.	1,212,640
105,000	ITO EN Ltd.	2,216,321
12,800	Kellogg Co.	788,480
64,000	Kerry Group plc, Cl. A	4,537,304
45,333	Kraft Foods Group Inc.	2,556,781
10,600	LVMH Moet Hennessy Louis Vuitton SA	1,723,087
40,000	Maple Leaf Foods Inc.	682,888
272,000	Mondelēz International Inc., Cl. A	9,320,080
70,000	Morinaga Milk Industry Co. Ltd.	225,302
39,100	Nestlé SA	2,877,108
217,600	PepsiCo Inc.	20,256,384
39,200	Pernod Ricard SA	4,438,240
47,100	Post Holdings Inc.†	1,562,778
40,500	Remy Cointreau SA	2,915,767
117,600	The Coca-Cola Co.	5,016,816
16,000	The Hain Celestial Group Inc.†	1,637,600
3,000	The J.M. Smucker Co.	296,970
42,000	The WhiteWave Foods Co.†	1,525,860
133,660	Tootsie Roll Industries Inc.	3,741,143
50,000	Tyson Foods Inc., Cl. A	1,968,500
341,000	Yakult Honsha Co. Ltd.	17,908,913

		169,754,257

	Financial Services — 8.9%
421,000	American Express Co.(a)	36,854,340
12,500	Argo Group International Holdings Ltd.	628,875
72,000	Banco Santander SA, ADR	684,000
127	Berkshire Hathaway Inc., Cl. A†	26,276,300
10,000	Calamos Asset Management Inc., Cl. A	112,700
18,800	CIT Group Inc.	864,048
98,000	Citigroup Inc.	5,078,360

Shares		Market Value
10,000	Cullen/Frost Bankers Inc.	$765,100
12,777	Deutsche Bank AG	445,406
10,000	Fortress Investment Group LLC, Cl. A	68,800
20,400	H&R Block Inc.	632,604
40,000	Interactive Brokers Group Inc., Cl. A	998,000
266,000	Janus Capital Group Inc.	3,867,640
56,800	JPMorgan Chase & Co.	3,421,632
35,000	Kinnevik Investment AB, Cl. A	1,263,997
125,000	Legg Mason Inc.	6,395,000
95,900	Leucadia National Corp.	2,286,256
14,000	Loews Corp.	583,240
125,000	Marsh & McLennan Companies Inc.	6,542,500
9,000	Moody’s Corp.	850,500
22,000	Och-Ziff Capital Management Group LLC, Cl. A	235,620
4,285	Royce Global Value Trust Inc.†	37,280
124,100	State Street Corp.	9,135,001
17,000	SunTrust Banks Inc.	646,510
128,400	T. Rowe Price Group Inc.	10,066,560
204,500	The Bank of New York Mellon Corp.	7,920,285
20,000	The Charles Schwab Corp.	587,800
12,300	The Dun & Bradstreet Corp.	1,444,881
20,000	The Western Union Co.	320,800
13,000	W. R. Berkley Corp.	621,400
37,000	Waddell & Reed Financial Inc., Cl. A	1,912,530
270,000	Wells Fargo & Co.	14,004,900

		145,552,865

	Cable and Satellite — 8.3%
270,200	AMC Networks Inc., Cl. A†	15,785,084
1,120,000	Cablevision Systems Corp., Cl. A	19,611,200
86,400	Comcast Corp., Cl. A, Special	4,622,400
369,200	DIRECTV†	31,943,184
97,000	DISH Network Corp., Cl. A†	6,264,260
30,440	EchoStar Corp., Cl. A†	1,484,254
15,000	Intelsat SA†	257,100
76,800	Liberty Global plc, Cl. A†	3,267,072
237,700	Liberty Global plc, Cl. C†	9,749,265
481,890	Rogers Communications Inc., New York, Cl. B	18,032,324
19,310	Rogers Communications Inc., Toronto, Cl. B	722,778
108,800	Scripps Networks Interactive Inc., Cl. A	8,496,192
120,000	Shaw Communications Inc., New York, Cl. B	2,936,400
40,000	Shaw Communications Inc., Toronto, Cl. B	980,401
77,000	Time Warner Cable Inc.	11,048,730

		135,200,644

	Entertainment — 8.2%
78,600	Discovery Communications Inc., Cl. A†	2,971,080
244,800	Discovery Communications Inc., Cl. C†	9,126,144
607,000	Grupo Televisa SAB, ADR	20,565,160
32,000	Societe d’Edition de Canal +	238,869
78,700	Starz, Cl. A†	2,603,396
305,000	The Madison Square Garden Co., Cl. A†	20,166,600
186,800	Time Warner Inc.	14,049,228

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
41,000	Tokyo Broadcasting System Holdings Inc.	$456,822
585,200	Twenty-First Century Fox Inc., Cl. A	20,066,508
367,000	Twenty-First Century Fox Inc., Cl. B	12,224,770
70,000	Universal Entertainment Corp.	1,146,934
289,000	Viacom Inc., Cl. A	22,255,890
346,666	Vivendi SA	8,371,862

		134,243,263

	Equipment and Supplies — 6.5%
454,000	AMETEK Inc.	22,795,340
3,500	Amphenol Corp., Cl. A	349,510
94,000	CIRCOR International Inc.	6,329,020
374,800	Donaldson Co. Inc.	15,228,124
273,100	Flowserve Corp.	19,259,012
40,700	Franklin Electric Co. Inc.	1,413,918
77,400	GrafTech International Ltd.†	354,492
268,000	IDEX Corp.	19,395,160
49,000	Ingersoll-Rand plc	2,761,640
44,000	Mueller Industries Inc.	1,255,760
13,000	Sealed Air Corp.	453,440
45,000	Tenaris SA, ADR	2,049,750
10,000	The Greenbrier Companies Inc.	733,800
4,000	The Manitowoc Co. Inc.	93,800
81,000	The Timken Co.	3,433,590
64,800	The Weir Group plc	2,628,348
128,000	Watts Water Technologies Inc., Cl. A	7,456,000

		105,990,704

	Diversified Industrial — 5.4%
2,500	Acuity Brands Inc.	294,275
152,000	Ampco-Pittsburgh Corp.	3,040,000
194,200	Crane Co.	12,275,382
4,000	Eaton Corp. plc	253,480
174,000	General Electric Co.	4,457,880
146,300	Greif Inc., Cl. A	6,409,403
12,897	Greif Inc., Cl. B	638,402
32,000	Griffon Corp.	364,480
358,000	Honeywell International Inc.	33,336,960
122,000	ITT Corp.	5,482,680
11,000	Jardine Strategic Holdings Ltd.	383,350
2,000	Kennametal Inc.	82,620
89,000	Park-Ohio Holdings Corp.	4,259,540
35,000	Pentair plc	2,292,150
9,666	Rayonier Advanced Materials Inc.	318,108
30,000	Rexnord Corp.†	853,500
15,000	Sulzer AG	1,846,130
25,000	Toray Industries Inc.	165,261
10,000	Tredegar Corp.	184,100
56,400	Trinity Industries Inc.	2,635,008

Shares		Market Value
217,000	Tyco International Ltd.	$9,671,690

		89,244,399

	Energy and Utilities — 5.2%
16,000	ABB Ltd., ADR	358,560
37,000	Anadarko Petroleum Corp.	3,753,280
59,000	Apache Corp.	5,538,330
80,000	BP plc, ADR	3,516,000
18,000	CMS Energy Corp.	533,880
200,200	ConocoPhillips	15,319,304
50,000	CONSOL Energy Inc.	1,893,000
15,400	Duke Energy Corp.	1,151,458
217,500	El Paso Electric Co.	7,949,625
69,400	Exxon Mobil Corp.	6,527,070
140,000	GenOn Energy Inc., Escrow†	0
196,400	Halliburton Co.	12,669,764
5,600	Kinder Morgan Inc.	214,704
4,000	Marathon Oil Corp.	150,360
4,000	Marathon Petroleum Corp.	338,680
20,000	Murphy USA Inc.†	1,061,200
5,000	National Fuel Gas Co.	349,950
18,800	NextEra Energy Inc.	1,764,944
1,000	Niko Resources Ltd.†	675
40,000	Northeast Utilities	1,772,000
32,400	Oceaneering International Inc.	2,111,508
12,200	Phillips 66	991,982
153,000	Rowan Companies plc, Cl. A	3,872,430
28,000	RPC Inc.	614,880
5,000	SJW Corp.	134,350
17,000	Southwest Gas Corp.	825,860
108,900	Spectra Energy Corp.	4,275,414
55,500	The AES Corp.	786,990
9,000	Transocean Ltd.	287,730
35,000	Weatherford International plc†	728,000
174,500	Westar Energy Inc.	5,953,940

		85,445,868

	Health Care — 4.6%
12,600	Actavis plc†	3,040,128
13,000	Alere Inc.†	504,140
10,000	Allergan Inc.	1,781,900
34,000	Amgen Inc.	4,775,640
29,400	Baxter International Inc.	2,110,038
12,500	Becton, Dickinson and Co.	1,422,625
20,700	Biogen Idec Inc.†	6,847,767
275,000	Boston Scientific Corp.†	3,247,750
76,300	Bristol-Myers Squibb Co.	3,905,034
41,600	Covidien plc	3,598,816
15,000	DaVita HealthCare Partners Inc.†	1,097,100
10,000	Endo International plc†	683,400
20,000	Express Scripts Holding Co.†	1,412,600
28,800	Henry Schein Inc.†	3,354,336
30,000	Hospira Inc.†	1,560,900

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
37,000	Johnson & Johnson	$3,943,830
34,000	Mead Johnson Nutrition Co.	3,271,480
95,200	Merck & Co. Inc.	5,643,456
50,000	Nobel Biocare Holding AG	887,713
88,200	Novartis AG, ADR	8,302,266
15,000	Teva Pharmaceutical Industries Ltd., ADR	806,250
87,000	UnitedHealth Group Inc.	7,503,750
4,000	Waters Corp.†	396,480
54,500	William Demant Holding A/S†	4,180,748
8,600	Zimmer Holdings Inc.	864,730
16,000	Zoetis Inc.	591,200

		75,734,077

	Automotive: Parts and Accessories — 4.2%
116,600	BorgWarner Inc.	6,134,326
113,800	CLARCOR Inc.	7,178,504
215,000	Dana Holding Corp.	4,121,550
245,000	Genuine Parts Co.	21,488,950
160,600	Johnson Controls Inc.	7,066,400
196,000	Modine Manufacturing Co.†	2,326,520
94,000	O’Reilly Automotive Inc.†	14,133,840
130,000	Standard Motor Products Inc.	4,475,900
70,000	Superior Industries International Inc.	1,227,100

		68,153,090

	Consumer Products — 3.9%
115,000	Avon Products Inc.	1,449,000
120,000	Blyth Inc.	974,400
15,300	Christian Dior SA	2,564,397
20,000	Church & Dwight Co. Inc.	1,403,200
130,000	Coty Inc., Cl. A	2,151,500
15,000	Crocs Inc.†	188,700
106,000	Energizer Holdings Inc.	13,060,260
2,100	Givaudan SA	3,361,056
44,000	Hanesbrands Inc.	4,727,360
23,800	Harley-Davidson Inc.	1,385,160
6,000	Jarden Corp.†	360,660
5,000	Mattel Inc.	153,250
11,383	National Presto Industries Inc.	691,062
10,000	Oil-Dri Corp. of America	260,700
46,800	Reckitt Benckiser Group plc	4,059,010
30,000	Svenska Cellulosa AB, Cl. B	715,493
813,800	Swedish Match AB	26,389,856
2,000	The Estee Lauder Companies Inc., Cl. A	149,440

		64,044,504

	Consumer Services — 3.3%
14,334	Allegion plc	682,872
43,000	IAC/InterActiveCorp.	2,833,700
205,000	Liberty Interactive Corp., Cl. A†	5,846,600
22,000	Liberty TripAdvisor Holdings Inc., Cl. A†	745,800

Shares		Market Value
27,000	Liberty Ventures, Cl. A†	$1,024,920
1,206,000	Rollins Inc.	35,311,680
182,000	The ADT Corp.	6,453,720
6,800	TripAdvisor Inc.†	621,656

		53,520,948

	Retail — 3.2%
70,600	AutoNation Inc.†	3,551,886
10,000	Bed Bath & Beyond Inc.†	658,300
40,000	Costco Wholesale Corp.	5,012,800
60,500	CST Brands Inc.	2,174,975
120,000	CVS Health Corp.	9,550,800
25,100	HSN Inc.	1,540,387
50,000	J.C. Penney Co. Inc.†	502,000
341,000	Macy’s Inc.	19,839,380
15,000	Penske Automotive Group Inc.	608,850
33,300	Sally Beauty Holdings Inc.†	911,421
13,000	The Cheesecake Factory Inc.	591,500
3,000	Tiffany & Co.	288,930
52,000	Walgreen Co.	3,082,040
36,100	Wal-Mart Stores Inc.	2,760,567
38,000	Whole Foods Market Inc.	1,448,180

		52,522,016

	Telecommunications — 3.0%
55,400	BCE Inc.	2,368,904
988,400	BT Group plc, Cl. A	6,082,463
700,000	Cincinnati Bell Inc.†	2,359,000
108,900	Deutsche Telekom AG, ADR	1,646,568
36,000	Hellenic Telecommunications Organization SA†	472,888
15,000	Hellenic Telecommunications Organization SA, ADR†	96,750
264,732	Koninklijke KPN NV†	848,301
7,040,836	LIME†	18,154
309,500	Oi SA, ADR	216,650
29,000	Oi SA, Cl. C, ADR	21,460
31,053	Sprint Corp.†	196,876
21,000	Telecom Argentina SA, ADR	426,300
590,000	Telecom Italia SpA†	676,272
81,500	Telefonica Brasil SA, ADR	1,603,920
597,315	Telefonica SA, ADR	9,180,732
573,300	Telephone & Data Systems Inc.	13,736,268
25,000	TELUS Corp.	853,610
135,630	Verizon Communications Inc.	6,780,144
41,482	Vodafone Group plc, ADR	1,364,343

		48,949,603

	Aerospace and Defense — 2.6%
616,615	BBA Aviation plc	3,248,763
225,600	Exelis Inc.	3,731,424
35,800	Kaman Corp.	1,406,940
17,500	Northrop Grumman Corp.	2,305,800
1,200,000	Rolls-Royce Holdings plc	18,763,074

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Aerospace and Defense (Continued)
98,000	The Boeing Co.(a)	$12,483,240

		41,939,241

	Business Services — 2.5%
10,000	ACCO Brands Corp.†	69,000
20,500	Aramark	539,150
159,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,071,660
33,000	Contax Participacoes SA	203,305
90,000	Diebold Inc.	3,178,800
4,000	Edenred	98,695
185,200	G4S plc	752,689
17,300	Jardine Matheson Holdings Ltd.	1,031,080
88,000	Landauer Inc.	2,904,880
8,000	Macquarie Infrastructure Co. LLC	533,600
327,000	MasterCard Inc., Cl. A	24,171,840
306,600	The Interpublic Group of Companies Inc.	5,616,912
12,533	Vectrus Inc.†	244,776
3,200	Visa Inc., Cl. A	682,784

		41,099,171

	Aviation: Parts and Services — 2.5%
1,000	B/E Aerospace Inc.†	83,940
270,300	Curtiss-Wright Corp.	17,818,176
275,000	GenCorp Inc.†	4,391,750
78,500	Precision Castparts Corp.	18,595,080

		40,888,946

	Machinery — 2.3%
12,800	Caterpillar Inc.	1,267,584
53,592	CNH Industrial NV	424,985
318,000	Deere & Co.(a)	26,072,820
289,600	Xylem Inc.	10,277,904

		38,043,293

	Specialty Chemicals — 1.9%
17,000	Ashland Inc.	1,769,700
15,000	Chemtura Corp.†	349,950
20,000	E. I. du Pont de Nemours and Co.	1,435,200
420,000	Ferro Corp.†	6,085,800
8,000	FMC Corp.	457,520
24,000	H.B. Fuller Co.	952,800
8,000	Huntsman Corp.	207,920
72,000	International Flavors & Fragrances Inc.	6,903,360
250,000	OMNOVA Solutions Inc.†	1,342,500
192,600	Sensient Technologies Corp.	10,082,610
3,000	SGL Carbon SE†	62,048
95,000	Zep Inc.	1,331,900

		30,981,308

	Hotels and Gaming — 1.8%
16,000	Accor SA	709,636
45,000	Belmond Ltd., Cl. A†	524,700

Shares		Market Value
90,000	Genting Singapore plc	$80,426
8,000	Hyatt Hotels Corp., Cl. A†	484,160
75,000	International Game Technology	1,265,250
27,200	Interval Leisure Group Inc.	518,160
979,400	Ladbrokes plc	2,054,541
46,800	Las Vegas Sands Corp.	2,911,428
3,655,600	Mandarin Oriental International Ltd.	6,415,578
80,000	MGM China Holdings Ltd.	230,268
25,000	MGM Resorts International†	569,500
34,000	Pinnacle Entertainment Inc.†	853,060
188,800	Ryman Hospitality Properties Inc.	8,930,240
29,000	Starwood Hotels & Resorts Worldwide Inc.	2,413,090
200,000	The Hongkong & Shanghai Hotels Ltd.	292,085
4,000	Wyndham Worldwide Corp.	325,040
2,000	Wynn Resorts Ltd.	374,160

		28,951,322

	Broadcasting — 1.7%
20,000	British Sky Broadcasting Group plc	285,969
253,300	CBS Corp., Cl. A, Voting	13,581,946
2,000	Cogeco Inc.	96,969
17,334	Corus Entertainment Inc., OTC, Cl. B	384,121
6,666	Corus Entertainment Inc., Toronto, Cl. B	148,028
25,000	Gray Television Inc.†	197,000
89,000	Liberty Media Corp., Cl. A†	4,199,020
174,000	Liberty Media Corp., Cl. C†	8,176,260
24,000	LIN Media LLC, Cl. A†	532,800
85,200	Television Broadcasts Ltd.	508,576

		28,110,689

	Publishing — 1.3%
300	Graham Holdings Co., Cl. B	209,877
80,000	Il Sole 24 Ore SpA†	70,580
111,600	McGraw Hill Financial Inc.	9,424,620
130,000	Media General Inc.†	1,704,300
104,000	Meredith Corp.	4,451,200
154,900	News Corp., Cl. A†	2,532,615
148,600	News Corp., Cl. B†	2,396,918
25,000	The E.W. Scripps Co., Cl. A†	407,750
11,850	Time Inc.†	277,646

		21,475,506

	Electronics — 1.1%
18,000	Bel Fuse Inc., Cl. A	424,260
4,000	Hitachi Ltd., ADR	306,000
60,000	Intel Corp.	2,089,200
33,087	Koninklijke Philips NV	1,049,189
2,400	Mettler-Toledo International Inc.†	614,712
42,600	TE Connectivity Ltd.	2,355,354
245,000	Texas Instruments Inc.	11,684,050

		18,522,765

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Environmental Services — 1.0%
224,400	Republic Services Inc.	$8,756,088
157,400	Waste Management Inc.	7,481,222

		16,237,310

	Wireless Communications — 0.9%
110,800	America Movil SAB de CV, Cl. L, ADR	2,792,160
3,000,000	Cable & Wireless Communications plc	2,280,944
22,000	Millicom International Cellular SA, SDR	1,766,768
150,000	NTT DoCoMo Inc.	2,503,533
50,075	Tim Participacoes SA, ADR	1,311,965
104,600	United States Cellular Corp.†	3,711,208

		14,366,578

	Computer Software and Services — 0.8%
7,000	Check Point Software Technologies Ltd.†	484,680
15,000	Electronic Arts Inc.†	534,150
25,000	InterXion Holding NV†	692,250
62,000	NCR Corp.†	2,071,420
21,900	Rockwell Automation Inc.	2,406,372
20,000	VeriFone Systems Inc.†	687,600
160,000	Yahoo! Inc.†	6,520,000

		13,396,472

	Agriculture — 0.8%
200,000	Archer Daniels Midland Co.	10,220,000
17,000	Monsanto Co.	1,912,670
12,800	Syngenta AG, ADR	811,136
10,000	The Mosaic Co.	444,100

		13,387,906

	Metals and Mining — 0.6%
37,400	Agnico Eagle Mines Ltd.	1,085,722
110,000	Alcoa Inc.	1,769,900
54,000	Barrick Gold Corp.	791,640
12,000	Cliffs Natural Resources Inc.	124,560
26,000	Freeport-McMoRan Inc.	848,900
4,800	Materion Corp.	147,216
50,000	New Hope Corp. Ltd.	114,259
143,600	Newmont Mining Corp.	3,309,980
38,500	TimkenSteel Corp.	1,789,865
140,000	Turquoise Hill Resources Ltd.†	523,600
14,000	Vale SA, ADR	154,140

		10,659,782

	Communications Equipment — 0.6%
30,000	Cisco Systems Inc.	755,100
457,100	Corning Inc.	8,840,314

		9,595,414

	Automotive — 0.6%
20,000	Ford Motor Co.	295,800
24,000	General Motors Co.	766,560

Shares		Market Value
122,100	Navistar International Corp.†	$4,018,311
75,000	PACCAR Inc.	4,265,625

		9,346,296

	Transportation — 0.5%
139,800	GATX Corp.	8,160,126

	Real Estate — 0.4%
35,000	Forest City Enterprises Inc., Cl. A†	684,600
55,500	Griffin Land & Nurseries Inc.	1,592,850
188,500	The St. Joe Co.†	3,756,805

		6,034,255

	Closed-End Funds — 0.3%
30,000	Royce Value Trust Inc.	435,000
89,411	The Central Europe, Russia, and Turkey Fund Inc.	2,217,393
96,529	The New Germany Fund Inc.	1,612,034

		4,264,427

	Building and Construction — 0.2%
5,000	Assa Abloy AB, Cl. B	258,176
91,000	Fortune Brands Home & Security Inc.	3,741,010
25,000	Layne Christensen Co.†	242,750

		4,241,936

	Computer Hardware — 0.1%
7,000	International Business Machines Corp.	1,328,810

	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	644,700
30,000	Nobility Homes Inc.†	315,000
51,500	Skyline Corp.†	212,695

		1,172,395

	Real Estate Investment Trusts — 0.1%
1,800	Camden Property Trust	123,354
4,500	QTS Realty Trust Inc., Cl. A	136,575
29,000	Rayonier Inc.	903,060

		1,162,989

	TOTAL COMMON STOCKS	1,631,723,175

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,005,270

	RIGHTS — 0.0%
	Specialty Chemicals — 0.0%
3,000	SGL Carbon SE, expire 10/13/14†	3,054

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
115,800	Kinder Morgan Inc., expire 05/25/17†	$421,512

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.1%
$ 2,000,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(b)	2,226,250

	TOTAL INVESTMENTS — 100.0% (Cost $833,705,885)	$1,635,379,261

	Aggregate tax cost	$845,156,451

	Gross unrealized appreciation	$836,935,705
	Gross unrealized depreciation	(46,712,895)

	Net unrealized appreciation/depreciation	$790,222,810

Number of Contracts		Expiration Date	Unrealized Appreciation
	FUTURES CONTRACTS — SHORT POSITION
305	S&P 500 E-Mini Futures(c)	12/19/14	$287,209

(a)	Securities, or a portion thereof, with a value of $53,167,800, were pledged as collateral for futures contracts.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the market value of the Rule 144A security amounted to $2,226,250 or 0.14% of total investments.

(c)	At September 30, 2014, the Fund had entered into futures contracts with UBS AG.
†	Non-income producing security.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	81.6%	$1,334,205,136
Europe	13.9	226,332,579
Latin America	2.5	41,070,464
Japan	1.5	24,945,726
Asia/Pacific	0.5	8,825,356

Total Investments	100.0%	$1,635,379,261

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$85,445,868	—	$ 0	$85,445,868
Other Industries (a)	1,546,277,307	—	—	1,546,277,307

Total Common Stocks	1,631,723,175	—	0	1,631,723,175

Convertible Preferred Stocks (a)	1,005,270	—	—	1,005,270
Rights (a)	3,054	—	—	3,054
Warrants (a)	421,512	—	—	421,512
Convertible Corporate Bonds (a)	—	$2,226,250	—	2,226,250

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,633,153,011	$2,226,250	$ 0	$1,635,379,261

OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
EQUITY CONTRACTS
Futures Contracts Sold (b)	$287,209	$ —	$—	$287,209

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
(b)	Represents cumulative unrealized appreciation of futures contracts as reported in the SOI.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund had no material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At September 30, 2014, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at September 30, 2014 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2014, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2014, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman & Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Arthur V. Ferrara

Former Chairman &

Chief Executive Officer,

Guardian Life Insurance

Company of America

William F. Heitmann

Former Senior Vice President of Finance,

Verizon Communications, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company,
N.A.

GAB Q3/2014

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/20/2014

* Print the name and title of each signing officer under his or her signature.